Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. “Compensation actually paid” does not correlate to the total amount of cash or equity compensation realized during a fiscal year and is different from any references to “realizable” or “realized” compensation in the Compensation Discussion and Analysis.
The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we align executive compensation with the Company’s performance, including through performance-based annual incentives and the grant of PSUs as a meaningful component of our compensation program, refer to the Compensation Discussion and Analysis.
Pay Versus Performance Table (“PvP Table”)

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income ($) (million)	Adjusted Constant Currency Revenue ($) (million)(5)
2025	9,400,089	8,713,046	2,564,863	2,412,026	51.78	78.38	95.4	1,063.4
2024	8,587,473	7,419,886	2,183,751	1,980,117	49.55	84.52	78.3	1,120.5
2023	7,464,497	(1,276,899)	1,815,985	535,986	50.82	68.52	70.4	1,134.3
2022(1)	11,253,966	11,143,245	2,559,457	2,459,573	94.82	79.69	223.6	1,114.6

(1)
When the Separation was completed on April 1, 2022, Embecta became a reporting company. All changes in fair value during the 2022 year and the performance measures of Net Income and Adjusted Constant Currency Revenue are measured from October 1, 2021 through September 30, 2022. Total Shareholder Return and Peer Group Total Shareholder Return are measured from the date of the Separation through September 30, 2022.

(2)
The PEO in the compensation columns is Mr. Kurdikar, and the other NEOs (excluding the PEO) in the compensation columns are as follows: (i) for 2022, Mr. Elguicze, Mr. Kumar, Mr. Curtis and Mr. Mann; (ii) for 2023, Mr. Elguicze, Mr. Kumar, Mr. Curtis, Mr. Mann and Mr. Capone; and (iii) for 2024 and 2025, Mr. Elguicze, Mr. Curtis, Mr. Mann, and Ms. Casner.

(3)
“Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to our other NEOs (excluding the PEO) reflect the following adjustments from the Total Compensation reported in the Summary Compensation Table:

	Fiscal Year 2022		Fiscal Year 2023		Fiscal Year 2024		Fiscal Year 2025
	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO
Summary Compensation Total	$11,253,966	$2,559,457	$7,464,497	$1,815,985	$8,587,473	$2,183,751	$9,400,089	$2,564,863
Change in Pension Value During Fiscal Year	$0	$(3,306)	$0	$0	$0	$0	$0	$0
Pension Service Cost During Fiscal Year	$0	$3,825	$0	$0	$0	$0	$0	$0
Grant Date Fair Value of Awards Granted in Fiscal Year	$(9,341,554)	$(1,737,070)	$(5,268,441)	$(821,972)	$(6,250,017)	$(1,195,022)	$(7,000,008)	$(1,493,775)
Fair Value of Outstanding Unvested Awards Granted in Fiscal Year at Year-End	$8,919,496	$1,600,130	$2,348,835	$322,535	$5,248,753	$1,003,631	$5,521,187	$1,178,248
Fair Value of Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$11,088	$0	$0	$0	$0
Change in Fair Value of Outstanding Unvested Awards Granted in Prior Fiscal Years	$267,216	$42,192	$(5,934,491)	$(686,816)	$(344,240)	$(52,376)	$528,375	$90,582
Change in Fair Value of Stock Awards Vested During the Fiscal Year	$44,121	$(5,655)	$112,701	$42,280	$177,917	$40,133	$263,403	$72,108
Fair Value as of Prior Fiscal Year-End of Unvested Awards Granted in Prior Fiscal Years	$0	$0	$0	$(147,114)	$0	$0	$0	$0
Compensation Actually Paid	$11,143,245	$2,459,573	$(1,276,899)	$535,986	$7,419,886	$1,980,117	$8,713,046	$2,412,026

(4)
We selected the Standard & Poor (S&P) Smallcap 600 Health Care Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation S-K.

(5)
We have selected Adjusted Constant Currency Revenue as the most important financial performance measure (that is not otherwise required to be disclosed in the table), which is defined as revenues excluding (i) the Italian payback measure (with respect to fiscal years 2024 and 2025), (ii) the impact of fluctuations in foreign currency exchange rates by comparing results between periods as if exchange rates had remained constant period-over-period since October 1, 2022 and (iii) revenues derived from contract manufacturing. We selected this measure because the financial metrics we use to link compensation paid to the Company’s NEOs to the Company’s performance for both our Bonus Plan and PSUs are revenues-adjacent measures (as explained in the “Compensation Discussion and Analysis” section of this proxy statement). We have excluded revenues derived from contract manufacturing from this measure to exclude the transient impact of the manufacturing and sale of non-diabetes products to BD, in order to better reflect Embecta’s core injection business and provide a more accurate year over year measure. We believe that this measure reflects Embecta’s ability to innovate and compete in the global marketplace over a multi-year period. Due to the Separation date of April 1, 2022, our 2022 results include pre-Separation revenues for which there was no contract manufacturing revenue to be excluded. For a reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measures, please see Appendix A to this proxy statement.

Company Selected Measure Name	Adjusted Constant Currency Revenue
Named Executive Officers, Footnote
(2)
The PEO in the compensation columns is Mr. Kurdikar, and the other NEOs (excluding the PEO) in the compensation columns are as follows: (i) for 2022, Mr. Elguicze, Mr. Kumar, Mr. Curtis and Mr. Mann; (ii) for 2023, Mr. Elguicze, Mr. Kumar, Mr. Curtis, Mr. Mann and Mr. Capone; and (iii) for 2024 and 2025, Mr. Elguicze, Mr. Curtis, Mr. Mann, and Ms. Casner.

Peer Group Issuers, Footnote
(4)
We selected the Standard & Poor (S&P) Smallcap 600 Health Care Index (referred to herein as the “Index”) as our peer group for purposes of this disclosure. This Index is the same performance peer group used in the Company’s stock performance graph reported pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 9,400,089	$ 8,587,473	$ 7,464,497	$ 11,253,966
PEO Actually Paid Compensation Amount	$ 8,713,046	7,419,886	(1,276,899)	11,143,245
Adjustment To PEO Compensation, Footnote
(3)
“Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to our other NEOs (excluding the PEO) reflect the following adjustments from the Total Compensation reported in the Summary Compensation Table:

	Fiscal Year 2022		Fiscal Year 2023		Fiscal Year 2024		Fiscal Year 2025
	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO
Summary Compensation Total	$11,253,966	$2,559,457	$7,464,497	$1,815,985	$8,587,473	$2,183,751	$9,400,089	$2,564,863
Change in Pension Value During Fiscal Year	$0	$(3,306)	$0	$0	$0	$0	$0	$0
Pension Service Cost During Fiscal Year	$0	$3,825	$0	$0	$0	$0	$0	$0
Grant Date Fair Value of Awards Granted in Fiscal Year	$(9,341,554)	$(1,737,070)	$(5,268,441)	$(821,972)	$(6,250,017)	$(1,195,022)	$(7,000,008)	$(1,493,775)
Fair Value of Outstanding Unvested Awards Granted in Fiscal Year at Year-End	$8,919,496	$1,600,130	$2,348,835	$322,535	$5,248,753	$1,003,631	$5,521,187	$1,178,248
Fair Value of Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$11,088	$0	$0	$0	$0
Change in Fair Value of Outstanding Unvested Awards Granted in Prior Fiscal Years	$267,216	$42,192	$(5,934,491)	$(686,816)	$(344,240)	$(52,376)	$528,375	$90,582
Change in Fair Value of Stock Awards Vested During the Fiscal Year	$44,121	$(5,655)	$112,701	$42,280	$177,917	$40,133	$263,403	$72,108
Fair Value as of Prior Fiscal Year-End of Unvested Awards Granted in Prior Fiscal Years	$0	$0	$0	$(147,114)	$0	$0	$0	$0
Compensation Actually Paid	$11,143,245	$2,459,573	$(1,276,899)	$535,986	$7,419,886	$1,980,117	$8,713,046	$2,412,026

Non-PEO NEO Average Total Compensation Amount	$ 2,564,863	2,183,751	1,815,985	2,559,457
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,412,026	1,980,117	535,986	2,459,573
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to our other NEOs (excluding the PEO) reflect the following adjustments from the Total Compensation reported in the Summary Compensation Table:

	Fiscal Year 2022		Fiscal Year 2023		Fiscal Year 2024		Fiscal Year 2025
	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO	PEO	Average Compensation of Non-PEO NEO
Summary Compensation Total	$11,253,966	$2,559,457	$7,464,497	$1,815,985	$8,587,473	$2,183,751	$9,400,089	$2,564,863
Change in Pension Value During Fiscal Year	$0	$(3,306)	$0	$0	$0	$0	$0	$0
Pension Service Cost During Fiscal Year	$0	$3,825	$0	$0	$0	$0	$0	$0
Grant Date Fair Value of Awards Granted in Fiscal Year	$(9,341,554)	$(1,737,070)	$(5,268,441)	$(821,972)	$(6,250,017)	$(1,195,022)	$(7,000,008)	$(1,493,775)
Fair Value of Outstanding Unvested Awards Granted in Fiscal Year at Year-End	$8,919,496	$1,600,130	$2,348,835	$322,535	$5,248,753	$1,003,631	$5,521,187	$1,178,248
Fair Value of Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$11,088	$0	$0	$0	$0
Change in Fair Value of Outstanding Unvested Awards Granted in Prior Fiscal Years	$267,216	$42,192	$(5,934,491)	$(686,816)	$(344,240)	$(52,376)	$528,375	$90,582
Change in Fair Value of Stock Awards Vested During the Fiscal Year	$44,121	$(5,655)	$112,701	$42,280	$177,917	$40,133	$263,403	$72,108
Fair Value as of Prior Fiscal Year-End of Unvested Awards Granted in Prior Fiscal Years	$0	$0	$0	$(147,114)	$0	$0	$0	$0
Compensation Actually Paid	$11,143,245	$2,459,573	$(1,276,899)	$535,986	$7,419,886	$1,980,117	$8,713,046	$2,412,026

Compensation Actually Paid vs. Total Shareholder Return
1.	CAP and Company TSR
The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and Company TSR for the applicable reporting years. All TSR calculations are measured from the date of Separation, April 1, 2022, through the end of the corresponding fiscal years.

Compensation Actually Paid vs. Net Income
3.	CAP and Net Income
	The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and the Company’s GAAP Net Income for the applicable reporting years.
Compensation Actually Paid vs. Company Selected Measure
4.	CAP vs. Adjusted Constant Currency Revenue
The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and Adjusted Constant Currency Revenue* for the applicable reporting years.
*
As explained above in footnote (5) to the PvP Table, for purposes of the Pay Versus Performance analysis we use Adjusted Constant Currency Revenue excluding the Italian payback measure (with respect to fiscal years 2024 and 2025), revenues derived from contract manufacturing and the impact of fluctuations in foreign currency exchange rates by comparing results between periods as if exchange rates had remained constant period-over-period since October 1, 2022. Due to the Separation date of April 1, 2022, our 2022 results include pre-Separation revenues for which there was no contract manufacturing in our results to be excluded.

Total Shareholder Return Vs Peer Group
2.	Company TSR and Peer Group TSR
The graph below reflects the relationship between the Company TSR and Peer Group TSR for the applicable reporting years. All TSR calculations are measured from the date of Separation, April 1, 2022, through the end of the corresponding fiscal years.

Tabular List, Table
List of Most Important Financial Performance Measures for Fiscal Year 2025
As described in greater detail in the “Our compensation philosophy, objectives and practices” section of this proxy statement, Embecta’s executive compensation program reflects a commitment to pay-for-performance. Listed below are the financial performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs for fiscal year 2025, to Company performance.

Adjusted Constant Currency Revenue(1)*
Adjusted Constant Currency Revenue Growth %
Adjusted EBITDA $*

(1)
For purposes of this Pay Versus Performance analysis, Adjusted Constant Currency Revenue and Adjusted Constant Currency Revenue Growth % exclude the Italian payback measure (with respect to fiscal years 2024 and 2025), revenues derived from contract manufacturing and the impact of fluctuations in foreign currency exchange between periods.

*
For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insights into how these non-GAAP measures are considered by management, please see Appendix A to this proxy statement.

Total Shareholder Return Amount	$ 51.78	49.55	50.82	94.82
Peer Group Total Shareholder Return Amount	78.38	84.52	68.52	79.69
Net Income (Loss)	$ 95,400,000	$ 78,300,000	$ 70,400,000	$ 223,600,000
Company Selected Measure Amount	1,063,400,000	1,120,500,000	1,134,300,000	1,114,600,000
PEO Name	Mr. Kurdikar	Mr. Kurdikar	Mr. Kurdikar	Mr. Kurdikar
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Constant Currency Revenue
Non-GAAP Measure Description
(5)
We have selected Adjusted Constant Currency Revenue as the most important financial performance measure (that is not otherwise required to be disclosed in the table), which is defined as revenues excluding (i) the Italian payback measure (with respect to fiscal years 2024 and 2025), (ii) the impact of fluctuations in foreign currency exchange rates by comparing results between periods as if exchange rates had remained constant period-over-period since October 1, 2022 and (iii) revenues derived from contract manufacturing. We selected this measure because the financial metrics we use to link compensation paid to the Company’s NEOs to the Company’s performance for both our Bonus Plan and PSUs are revenues-adjacent measures (as explained in the “Compensation Discussion and Analysis” section of this proxy statement). We have excluded revenues derived from contract manufacturing from this measure to exclude the transient impact of the manufacturing and sale of non-diabetes products to BD, in order to better reflect Embecta’s core injection business and provide a more accurate year over year measure. We believe that this measure reflects Embecta’s ability to innovate and compete in the global marketplace over a multi-year period. Due to the Separation date of April 1, 2022, our 2022 results include pre-Separation revenues for which there was no contract manufacturing revenue to be excluded. For a reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measures, please see Appendix A to this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Constant Currency Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
*
For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insights into how these non-GAAP measures are considered by management, please see Appendix A to this proxy statement.

PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,000,008)	(6,250,017)	(5,268,441)	(9,341,554)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,521,187	5,248,753	2,348,835	8,919,496
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,375	(344,240)	(5,934,491)	267,216
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,403	177,917	112,701	44,121
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(3,306)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	3,825
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,493,775)	(1,195,022)	(821,972)	(1,737,070)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,178,248	1,003,631	322,535	1,600,130
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,582	(52,376)	(686,816)	42,192
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	11,088	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,108	40,133	42,280	(5,655)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (147,114)	$ 0